Debt and Capital Lease Obligations (Unitymedia KabelBW Notes and KBW Notes) (Narrative) (Details) € in Millions, $ in Millions									12 Months Ended
	Dec. 17, 2014 USD ($)	Nov. 21, 2014 USD ($)	Nov. 07, 2014 USD ($)	Jan. 21, 2013 USD ($)	Dec. 14, 2012 EUR (€)	Dec. 14, 2012 USD ($)	Sep. 19, 2012 EUR (€)	Sep. 19, 2012 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 17, 2014 EUR (€)	Dec. 17, 2014 USD ($)	Nov. 07, 2014 EUR (€)	Nov. 07, 2014 USD ($)	Oct. 22, 2014 USD ($)	Nov. 21, 2013 EUR (€)	Nov. 21, 2013 USD ($)	Apr. 16, 2013 EUR (€)	Apr. 16, 2013 USD ($)	Jan. 21, 2013 EUR (€)	Jan. 21, 2013 USD ($)	Dec. 14, 2012 USD ($)	Sep. 19, 2012 USD ($)	May. 31, 2012	Apr. 30, 2012 EUR (€)	Apr. 30, 2012 USD ($)	Nov. 30, 2009 EUR (€)	Nov. 30, 2009 USD ($)
UPC Holding Senior Notes [Member]
Debt Instrument [Line Items]
Gains (losses) on extinguishment of debt									$ (85.5)
Payment for debt redemption premium									35.6
Write off of deferred debt issuance cost									19.0
Amortization of debt discount (premium)									$ 24.5
Portion of debt, default of which triggers event of default											€ 50.0	$ 60.5
Additional basis points used to determine redemption premium											0.50%	0.50%
KBW Senior Notes [Member]
Debt Instrument [Line Items]
Principal amount of debt																											€ 680.0	$ 822.8
Stated interest rate of debt																											9.50%	9.50%
Debt instrument redemption percent of principal amount outstanding																										90.90%
KBW Senior Secured Notes [Member]
Debt Instrument [Line Items]
Debt instrument redemption percent of principal amount outstanding																										92.50%
KBW Euro Senior Secured Notes [Member]
Debt Instrument [Line Items]
Principal amount of debt																											€ 800.0	$ 968.1
Stated interest rate of debt																											7.50%	7.50%
KBW Dollar Senior Secured Notes [Member]
Debt Instrument [Line Items]
Principal amount of debt																												$ 500.0
Stated interest rate of debt																											7.50%	7.50%
KBW Senior Secured Floating Rate Notes [Member]
Debt Instrument [Line Items]
Principal amount of debt																											€ 420.0	$ 508.2
Special Optional Redemptions [Member]
Debt Instrument [Line Items]
Redemption price expressed as percentage of principal amount on debt instrument																										101.00%
Gains (losses) on extinguishment of debt										$ (7.0)
Payment for debt redemption premium										1.4
Loss on extinguishment of debt, third party costs incurred										$ 5.6
Unitymedia KabelBW Notes [Member]
Debt Instrument [Line Items]
Portion of debt, default of which triggers event of default											€ 25.0	$ 30.3
Additional basis points used to determine redemption premium											0.50%	0.50%
September 2012 UM Senior Secured Notes [Member]
Debt Instrument [Line Items]
Principal amount of debt							€ 650.0																		$ 786.5
Stated interest rate of debt							5.50%				5.50%	5.50%													5.50%
April 2013 UM Senior Secured Notes [Member]
Debt Instrument [Line Items]
Principal amount of debt																				€ 350.0	$ 423.5
Stated interest rate of debt											5.625%	5.625%								5.625%	5.625%
January 2013 UM Senior Secured Notes [Member]
Debt Instrument [Line Items]
Principal amount of debt																						€ 500.0	$ 605.0
Stated interest rate of debt											5.125%	5.125%										5.125%	5.125%
November 2013 UM Senior Secured Notes [Member]
Debt Instrument [Line Items]
Principal amount of debt																		€ 475.0	$ 574.8
Stated interest rate of debt											6.25%	6.25%						6.25%	6.25%
December 2012 UM Dollar Senior Secured Notes [Member]
Debt Instrument [Line Items]
Principal amount of debt																								$ 1,000.0
Stated interest rate of debt					5.50%						5.50%	5.50%												5.50%
December 2012 UM Euro Senior Secured Notes [Member]
Debt Instrument [Line Items]
Principal amount of debt					€ 500.0																			$ 605.0
Stated interest rate of debt					5.75%						5.75%	5.75%												5.75%
2009 UM Senior Notes [Member]
Debt Instrument [Line Items]
Stated interest rate of debt															9.625%	9.625%
Principal amount of debt redeemed															€ 665.0	$ 804.7
Gains (losses) on extinguishment of debt	$ (59.5)		$ (71.3)
Payment for debt redemption premium	70.1		45.0
Write off of deferred debt issuance cost			14.0
Amortization of debt discount (premium)	$ (10.6)		$ 12.3
2009 UM Euro Senior Secured Notes [Member]
Debt Instrument [Line Items]
Principal amount of debt																													€ 1,430.0	$ 1,730.4
Stated interest rate of debt																													8.125%	8.125%
Extinguishment of debt					€ 524.0	$ 634.1
Gains (losses) on extinguishment of debt		$ (41.4)		$ (71.1)		(175.8)
Payment for debt redemption premium		24.5		50.5		125.9
Write off of deferred debt issuance cost						$ 49.4
Write-off of deferred financing costs and unamortized discount		$ 16.9		$ 20.6
2009 UM Dollar Senior Secured Notes [Member]
Debt Instrument [Line Items]
Principal amount of debt																														$ 845.0
Stated interest rate of debt																													8.125%	8.125%
UM Senior Exchange Notes [Member]
Debt Instrument [Line Items]
Stated interest rate of debt											9.50%	9.50%
October 2014 UM Senior Notes [Member]
Debt Instrument [Line Items]
Principal amount of debt																	$ 900.0
Stated interest rate of debt											6.125%	6.125%					6.125%
UM Euro Senior Secured Exchange Notes [Member]
Debt Instrument [Line Items]
Stated interest rate of debt											7.50%	7.50%
UM Dollar Senior Secured Exchange Notes [Member]
Debt Instrument [Line Items]
Stated interest rate of debt											7.50%	7.50%
UM Senior Secured Floating Rate Exchange Notes [Member]
Debt Instrument [Line Items]
Redemption price expressed as percentage of principal amount on debt instrument							101.00%																		101.00%
Extinguishment of debt							€ 241.8	$ 292.6
Payment for debt redemption premium								$ 10.2
December 2014 UM Euro Senior Secured Notes [Member]
Debt Instrument [Line Items]
Principal amount of debt													€ 1,000.0	$ 1,210.1
Stated interest rate of debt											4.00%	4.00%	4.00%	4.00%
December 2014 UM Dollar Senior Secured Notes [Member]
Debt Instrument [Line Items]
Principal amount of debt														$ 550.0
Stated interest rate of debt											5.00%	5.00%	5.00%	5.00%
October 2014 UM Senior Notes and December 2014 UM Senior Secured Notes [Member]
Debt Instrument [Line Items]
Portion of debt, default of which triggers event of default											€ 75.0	$ 90.8